Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 51,600,106	$ 94,318,710	$ 86,676,865
Cost of revenues	(50,905,784)	(92,704,165)	(85,205,689)
Gross profit	694,322	1,614,545	1,471,176
Operating expenses:
General and administrative expenses	(1,567,217)	(1,460,642)	(1,344,529)
Total operating expenses	(1,567,217)	(1,460,642)	(1,344,529)
(Loss) income from operations	(872,895)	153,903	126,647
Other income (expense):
Interest income	259,056	2,644	3,479
Interest expenses	(12,869)	(1,269)
Other income, net	20,606	88,708	93,384
Total other income, net	266,793	90,083	96,863
(Loss) income before income taxes	(606,102)	243,986	223,510
Income tax expense	(142,440)	(38,075)	(272,532)
Net (loss) income	(748,542)	205,911	(49,022)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	14,213	(45,764)	(12,758)
Comprehensive (loss) income to shareholders	$ (734,329)	$ 160,147	$ (61,780)
(Loss) income per ordinary share
Basic (in Dollars per share)	$ (0.03)	$ 0.01	$ 0
Diluted (in Dollars per share)	$ (0.03)	$ 0.01	$ 0
Weighted average numbers of ordinary shares outstanding
Basic (in Shares)	25,250,000	24,000,000	23,131,400
Diluted (in Shares)	25,250,000	24,000,000	23,131,400